INCOME TAXES - Origin of the Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,860	$ 8,942
Deferred tax liabilities	(2,294)	(2,338)
Deferred tax assets (liabilities)	6,566	6,604
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(239)	(473)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(3,869)	(3,310)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	89	140
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	28	(59)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(485)	(278)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	107	135
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	491	475
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	10,137	9,733
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	307	241
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,374	12,157
Deferred tax liabilities	(5,808)	(5,553)
Before Offset Amount | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	26	21
Deferred tax liabilities	(265)	(494)
Before Offset Amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	109	289
Deferred tax liabilities	(3,978)	(3,599)
Before Offset Amount | Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	164	200
Deferred tax liabilities	(75)	(60)
Before Offset Amount | Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	70	23
Deferred tax liabilities	(42)	(82)
Before Offset Amount | Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	149	374
Deferred tax liabilities	(634)	(652)
Before Offset Amount | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	784	692
Deferred tax liabilities	(677)	(557)
Before Offset Amount | Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	628	584
Deferred tax liabilities	(137)	(109)
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,137	9,733
Deferred tax liabilities	0	0
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	307	241
Deferred tax liabilities	$ 0	$ 0